Restatement of Financial Statements (Details) $ in Millions	1 Months Ended
Sep. 25, 2020 USD ($) shares
Restatement of Financial Statements (Details) [Line Items]
Warrant redemption, description.	Each Unit consists of one of the Company’s Class A ordinary shares, $0.0001 par value, and one-half of one redeemable warrant. Each whole Warrant entitles the holder to purchase one of Class A ordinary share at a price of $11.50 per share. The Warrants will expire worthless five years from the date of completion of our initial business combination. The material terms of the warrants are more fully described in Note 8 — Derivative Warrant Liabilities. See revised Footnote 9 — Fair Value Measurements.
Initial Public Offering [Member]
Restatement of Financial Statements (Details) [Line Items]
Warrants issued | shares	25,000,000
Public Warrants [Member] | Private Warrants [Member]
Restatement of Financial Statements (Details) [Line Items]
Liabilities at fair value | $	$ 16.1